Derivative Financial Instruments	3 Months Ended
Jun. 30, 2024
Revelyst Business
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Financial Instruments	Derivative Financial Instruments
Foreign Exchange Risk
In the normal course of business, we are exposed to gains and losses resulting from fluctuations in foreign currency exchange rates relating to transactions of our international subsidiaries. We use designated cash flow hedges and non-designated hedges in the form of foreign currency forward contracts as part of our strategy to manage the level of exposure to the risk of fluctuations in foreign currency exchange rates and to mitigate the impact of foreign currency translation on transactions that are denominated primarily in British Pounds, Euros and Canadian Dollars.
Cash Flow Hedging Instrument
We use foreign currency forward contracts designated as qualifying cash flow hedging instruments to help mitigate our exposure on our foreign subsidiaries' inventory purchases and intercompany transactions, which is different than their functional currency. Certain U.S. subsidiaries also hedge a portion of their future sales in Canadian Dollars. These contracts generally mature within 12 months to 15 months from their inception. The notional amounts of our foreign currency forward contracts designated as cash flow hedge instruments were approximately $4,064 and $40,615 as of March 31, 2024 and 2023, respectively. The effectiveness of cash flow hedge contracts is assessed quantitatively at inception and qualitatively thereafter considering the transactions critical terms and counterparty credit quality.
As of March 31, 2024, we have no remaining foreign currency forward contracts not designated as cash flow hedge instruments.
During the fiscal years ended 2024, 2023, and 2022, we recorded net foreign currency translation (loss) gain of $(330), $1,249, and $0, respectively, on the combined statements of comprehensive income (loss) within other (expense) income, net.
The following tables summarize the fair value of our derivative instruments as well as the location of the asset and/or liability on the combined balance sheets:

		Asset derivatives fair value as of
		March 31,
Derivatives not designated as hedging instruments	Balance sheet location	2024	2023
Foreign currency forward contracts	Other current assets	$—	$91
Total		$—	$91

		Asset (liability) derivatives fair value as of
		March 31,
Derivatives designated as cash flow hedging instruments	Balance sheet location	2024	2023
Foreign currency forward contracts	Other current liabilities	$(4)	$(3,252)
Total		$(4)	$(3,252)
The following tables summarize the net effect of all cash flow hedges for each of our derivative contracts on the combined financial statements:

	Gain (loss) recognized in other comprehensive income
	Years ended March 31,
Derivatives designated as cash flow hedging instruments	2024	2023	2022
Foreign currency forward contracts	$199	$(3,782)	$—
Total gain (loss)	$199	$(3,782)	$—

		Gain (loss) reclassified from other comprehensive income into earnings
		Years ended March 31,
Derivatives designated as cash flow hedging instruments:	Location	2024	2023	2022
Foreign currency forward contracts	Cost of sales	$(1,349)	$(588)	$—
Foreign currency forward contracts	Other income (expense), net	(1,642)	—	—
Total gain (loss)		$(2,991)	$(588)	$—
Derivative Financial Instruments
Foreign Exchange Risk
In the normal course of business, we are exposed to gains and losses resulting from fluctuations in foreign currency exchange rates relating to transactions of our international subsidiaries. We use designated cash flow hedges in the form of foreign currency forward contracts as part of our strategy to manage the level of exposure to the risk of fluctuations in foreign currency exchange rates and to mitigate the impact of foreign currency translation on transactions that are denominated primarily in British Pounds, Euros and Canadian Dollars.
Cash Flow Hedging Instrument
We use foreign currency forward contracts designated as qualifying cash flow hedging instruments to help mitigate our exposure on our foreign subsidiaries' inventory purchases and intercompany transactions, which is different than their functional currency. Certain U.S. subsidiaries also hedge a portion of their future sales in Canadian Dollars. These contracts generally mature within 12 months to 15 months from their inception. As of June 30, 2024, the notional amounts of our foreign currency forward contracts designated as cash flow hedge instruments were approximately $32,851. The effectiveness of cash flow hedge contracts is assessed quantitatively at inception and qualitatively thereafter considering the transactions critical terms and counterparty credit quality.
During the three months ended June 30, 2024 and June 25, 2023, we recorded net foreign currency translation (loss) gain of $(79) and $239, respectively, on the condensed combined statements of comprehensive loss within other expense, net.
The following tables summarize the fair value of our derivative instruments as well as the location of the asset and/or liability on the condensed combined balance sheets:

		Asset (liability) derivatives fair value as of
Derivatives designated as cash flow hedging instruments	Balance sheet location	June 30, 2024	March 31, 2024
Foreign currency forward contracts	Other current assets	$312	$—
Foreign currency forward contracts	Other current liabilities	—	(4)
Total		$312	$(4)
The following tables summarize the net effect of all cash flow hedges for each of our derivative contracts on the condensed combined financial statements:

	Gain (loss) recognized in other comprehensive loss
	Three months ended
Derivatives designated as cash flow hedging instruments	June 30, 2024	June 25, 2023
Foreign currency forward contracts	$330	$(161)
Total gain (loss)	$330	$(161)

		Gain (loss) reclassified from other comprehensive loss into earnings
		Three months ended
Derivatives designated as cash flow hedging instruments:	Location	June 30, 2024	June 25, 2023
Foreign currency forward contracts	Cost of sales	$—	$(400)
Foreign currency forward contracts	Other income (expense), net	13	(679)
Total gain (loss)		$13	$(1,079)